Hedging activities and derivatives	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about hedges [abstract]
Hedging activities and derivatives
50.
Hedging activities and derivatives

Derivatives designated as hedging instruments

The Group uses certain types of derivative financial instruments (viz. forwards contracts, swaps, call options and call spreads) to manage / mitigate its exposure to foreign exchange and interest risk. Further, the Group designates such derivative financial instruments (or its components) as hedging instruments for hedging the exchange rate fluctuation and interest risk attributable to either a recognised item or a highly probable forecast transaction (‘Cash flow hedge’).

The effective portion of changes in the fair value of derivative financial instruments (or its components) that are designated and qualify as cash flow hedges, are recognised in the other comprehensive income and held in hedge reserve - a component of equity. Any gains / (losses) relating to the ineffective portion, are recognised immediately in the statement of profit or loss within finance income / finance costs. The amounts accumulated in equity for highly probable forecast transaction are added to carrying value of non financial asset or non financial liability as basis adjustment, other amounts accumulated in equity are re-classified to the statement of profit or loss in the years when the hedged item affects profit or loss.

At any point of time, when a forecast transaction is no longer expected to occur, the cumulative gains / (losses) that were reported in equity is immediately transferred to the statement of profit or loss.

Fair Value hedges

The Company has designated an interest rate swap as a fair value hedge to manage exposure to changes in interest rates on its fixed rate term loan carrying an interest rate of 8.05%. Under the swap arrangement, the fixed rate exposure has been economically converted into a floating rate exposure linked to the 3 month Treasury Bill plus 2.47%.

The hedge relationship is accounted for in accordance with IFRS 9. Changes in the fair value of the interest rate swap and the corresponding changes in the fair value of the hedged loan attributable to the hedged risk are recognised in profit or loss, with the fair value adjustment applied to the carrying amount of the related borrowings.

Cash flow hedges

Hedge has been taken against exposure to foreign currency risk and variable interest outflow on External commercial borrowings, Foreign Letter of Credits and highly probable forecast transactions. Terms of the derivative contracts and their respective impact on OCI and statement of profit or loss is as below:-

Loan

Pay fixed INR and receive USD/JPY and pay fixed interest at 6.33% to 10.21% p.a., and receive a fixed interest in USD/JPY at 2.88% - 7.00% p.a. on the notional amount and variable interest in USD / JPY at 3 months SOFR plus 2% p.a. and TONA plus 1.4%.

Senior secured notes (included in long term interest-bearing loans and borrowings)

Pay fixed INR and receive USD and pay fixed interest in INR at 4.71% to 10.25% p.a. and receive a fixed interest in USD at 4.50% to 7.15% on the notional amount.

The cash flow hedges through Cross Currency Swap (CCS) of USD 1,328 (March 31, 2025: USD 1,892), CCS of JPY 31,924 (March 31, 2025: JPY 11,845) CCS of EURO Nil (March 31, 2025: EUR Nil), Coupon Only Swap (COS) of USD 500 (March 31, 2025: USD 851), Principal Only Swap (POS) of USD Nil (March 31, 2025: USD 311) and Call Spread of USD 400 (March 31, 2025: USD 450), call spread of CNH 712 (March 31, 2025: 202) foreign currency call options of USD 225 (March 31, 2025: USD Nil) and foreign currency forwards of USD 659 (March 31, 2025: USD 167), EUR Nil (March 31, 2025: EUR 2) and CNH 55 (March 31,2025: CNH 2,512) outstanding at the year ended March 31, 2026 were assessed to be highly effective and a mark to market (loss)/gain of INR 1,668 (March 31, 2025: INR 287, March 31, 2024: INR (378)) with a deferred tax liability/(Asset) of INR 283 (March 31, 2025: INR 91, March 31, 2024: INR (82)) is included in OCI.

- All of the cash flow hedges were fully effective during the years ended March 31, 2026, 2025 and 2024.

- All of the underlying foreign currency and floating interest rate exposure is fully hedged with cash flow hedges as at March 31, 2026 and 2025.

The expiry dates of cash flow hedge deals range between 02 April 2026 to 18 January 2033.

Foreign currency and interest rate risk

Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD, CNH and JPY.

	March 31, 2025		March 31, 2026
	Assets	Liabilities	Assets	Liabilities
	(INR)	(INR)	(INR)	(INR)
Derivative contracts designated as hedging instruments - Non-current	3,309	217	5,851	89
Derivative contracts designated as hedging instruments - Current	4,089	830	9,724	28

Hedge reserve movement

a)
Cash flow hedge reserve

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	1,679	32	(30)	(0)
Gain / (loss) recognised on cash flow hedges	(2,715)	3,015	18,463	197
(Gain) / loss reclassified to profit or loss (under head finance costs)	406	(2,370)	(15,539)	(166)
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	(11)	(12)	—	—
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(75)	(718)	(971)	(10)
Income tax relating on cash flow hedges*	594	(12)	(373)	(4)
Closing balance	(122)	(65)	1,550	17
Less: Non-controlling interest movement	154	35	(67)	(1)
Closing balance (after non-controlling interest)	32	(30)	1,483	16

b)
Cost of hedge reserve on cash flow hedges

Opening balance (after non-controlling interest)	(2,297)	(1,899)	(560)	(6)
Effective portion of changes in fair value	(3,346)	(2,160)	(2,549)	(27)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	2,435	1,421	1,129	12
Loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	1,177	2,624	1,484	16
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	400	0	187	2
Income tax relating to cost of hedge reserve*	(243)	(458)	(91)	(1)
Closing balance	(1,874)	(472)	(400)	(4)
Less: Non-controlling interest movement	(25)	(88)	—	—
Closing balance (after non-controlling interest)	(1,899)	(560)	(400)	(4)

c)
Total Hedge reserve movement (a+b)

Opening balance (after non-controlling interest)	(618)	(1,867)	(590)	(6)
OCI for the year	(2,205)	(93)	1,227	13
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	827	1,422	513	5
Attributable to non-controlling interests	129	(53)	(67)	(1)
Closing balance (after non-controlling interest)	(1,867)	(590)	1,083	12

*includes amount recognised directly in equity